Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2026	¥ 77,661
2027	76,431
2028	77,961
2029	78,531
2030	77,438
2031-2035	¥ 327,784